Finance Lease Receivables - Schedule of Finance Lease Receivable (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Leases [Abstract]
Gross investment in finance lease receivables	¥ 38,290,695	$ 6,008,646	¥ 245,124,532
Less: unearned income	(1,287,015)	(201,961)	(12,191,011)
Net investment in finance lease receivables	37,003,680	5,806,685	232,933,521
Less: allowance for finance lease receivables	(5,142,488)	(806,968)	(24,549,329)
Finance lease receivables, net	¥ 31,861,192	$ 4,999,717	¥ 208,384,192